Nuveen Preferred and Income Term Fund
Portfolio of Investments April 30, 2022
(Unaudited)
JPI
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 158.0%  (48.1% of Total Investments)
X 379,667,803 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 76.1% (48.1% of Total Investments)
X 379,667,803
Automobiles - 2.3% (1.4% of Total Investments)
$ 3,610 General Motors Financial Co Inc 5.700% N/A (3) BB+ $ 3,524,262
8,463 General Motors Financial Co Inc 5.750% N/A (3) BB+ 7,786,045
Total Automobiles 11,310,307
Banks - 26.5% (16.7% of Total Investments)
3,290 Bank of America Corp 6.250% N/A (3) BBB+ 3,330,467
3,620 Bank of America Corp 6.500% N/A (3) BBB+ 3,690,156
3,430 Bank of America Corp 4.375% N/A (3) BBB+ 3,035,550
1,330 Bank of America Corp 6.100% N/A (3) BBB+ 1,344,038
3,815 Bank of America Corp (4) 6.300% N/A (3) BBB+ 3,900,837
2,870 Citigroup Inc (5) 6.250% N/A (3) BBB- 2,868,192
6,565 Citigroup Inc 6.300% N/A (3) BBB- 6,491,144
1,695 Citigroup Inc 4.150% N/A (3) BBB- 1,499,397
5,850 Citigroup Inc (4) 5.000% N/A (3) BBB- 5,535,563
9,343 Citigroup Inc 5.950% N/A (3) BBB- 9,132,782
1,580 Citizens Financial Group Inc 6.375% N/A (3) BB+ 1,528,650
2,075 Citizens Financial Group Inc 4.000% N/A (3) BB+ 1,841,563
1,815 Fifth Third Bancorp 4.500% N/A (3) Baa3 1,760,399
2,670 First Citizens BancShares Inc/NC 5.800% N/A (3) N/R 2,670,667
860 Goldman Sachs Group Inc/The 3.800% N/A (3) BBB- 756,786
850 Goldman Sachs Group Inc/The 4.400% N/A (3) BB+ 794,750
2,121 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (3) BBB 3,096,660
5,140 Huntington Bancshares Inc/OH (4) 5.625% N/A (3) Baa3 5,124,426
4,005 JPMorgan Chase & Co (4) 3.650% N/A (3) BBB+ 3,594,488
2,370 JPMorgan Chase & Co 6.100% N/A (3) BBB+ 2,374,977
6,800 JPMorgan Chase & Co (5) 5.000% N/A (3) BBB+ 6,444,360
10,092 JPMorgan Chase & Co (4) 6.750% N/A (3) BBB+ 10,269,468
2,430 KeyCorp 5.000% N/A (3) Baa3 2,323,566
1,340 M&T Bank Corp 3.500% N/A (3) Baa2 1,125,617
1,765 M&T Bank Corp 5.125% N/A (3) Baa2 1,734,112
1,570 M&T Bank Corp 6.450% N/A (3) Baa2 1,577,850
2,630 PNC Financial Services Group Inc/The 3.400% N/A (3) Baa2 2,261,800
2,340 PNC Financial Services Group Inc/The 6.000% N/A (3) Baa2 2,334,150
799 PNC Financial Services Group Inc/The (3-Month LIBOR
reference rate + 3.678% spread) (6)
3.804% N/A (3) Baa2 792,076
1,907 PNC Financial Services Group Inc/The 5.000% N/A (3) Baa2 1,830,720
1,745 Regions Financial Corp 5.750% N/A (3) Baa3 1,779,900
730 SVB Financial Group 4.700% N/A (3) Baa2 597,242
830 SVB Financial Group 4.100% N/A (3) Baa2 672,300
1,320 SVB Financial Group 4.000% N/A (3) Baa2 1,148,004
2,520 Truist Financial Corp 5.100% N/A (3) Baa2 2,510,550
1,805 Truist Financial Corp (5) 5.050% N/A (3) Baa2 1,719,262
9,280 Truist Financial Corp (4),(5) 4.800% N/A (3) Baa2 8,841,056
5,803 Wells Fargo & Co (4) 5.875% N/A (3) Baa2 5,846,523
7,240 Wells Fargo & Co (4) 3.900% N/A (3) Baa2 6,606,138
1,230 Wells Fargo & Co (5) 7.950% 11/15/29 Baa1 1,498,791
3,256 Wells Fargo & Co 5.900% N/A (3) Baa2 3,186,810
1,415 Zions Bancorp NA (5) 7.200% N/A (3) BB+ 1,456,035
1,050 Zions Bancorp NA 5.800% N/A (3) BB+ 1,034,197
Total Banks 131,962,019

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPI
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Capital Markets - 3.6% (2.3% of Total Investments)
$ 1,895 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 $ 1,890,263
1,950 Charles Schwab Corp/The 4.000% N/A (3) BBB 1,768,163
4,215 Charles Schwab Corp/The (4) 5.375% N/A (3) BBB 4,246,908
1,450 Goldman Sachs Group Inc/The 4.125% N/A (3) BBB- 1,300,390
4,127 Goldman Sachs Group Inc/The (5) 5.300% N/A (3) BBB- 4,072,812
4,595 Goldman Sachs Group Inc/The (4) 5.500% N/A (3) BBB- 4,598,630
Total Capital Markets 17,877,166
Communications Equipment - 0.3% (0.2% of Total Investments)
1,920 Vodafone Group PLC 4.125% 6/04/81 BB+ 1,659,014
Total Communications Equipment 1,659,014
Consumer Finance - 2.5% (1.6% of Total Investments)
2,570 Ally Financial Inc 4.700% N/A (3) Ba2 2,212,282
3,690 Ally Financial Inc 4.700% N/A (3) Ba2 3,186,315
2,850 American Express Co 3.550% N/A (3) Baa2 2,454,847
3,005 Capital One Financial Corp 3.950% N/A (3) Baa3 2,606,838
1,820 Discover Financial Services 6.125% N/A (3) Ba2 1,851,850
Total Consumer Finance 12,312,132
Diversified Financial Services - 4.7% (3.0% of Total Investments)
2,010 American AgCredit Corp, 144A 5.250% N/A (3) BB+ 1,829,100
2,425 Capital Farm Credit ACA, 144A 5.000% N/A (3) BB 2,194,625
1,050 Compeer Financial ACA, 144A 4.875% N/A (3) BB+ 929,250
12 Compeer Financial ACA, 144A 6.750% N/A (3) BB+ 11,918,000
3,430 Equitable Holdings Inc 4.950% N/A (3) BBB- 3,423,139
3,171 Voya Financial Inc (5) 6.125% N/A (3) BBB- 3,155,145
Total Diversified Financial Services 23,449,259
Electric Utilities - 2.8% (1.8% of Total Investments)
1,920 American Electric Power Co Inc (5) 3.875% 2/15/62 BBB 1,720,401
2,110 Edison International 5.000% N/A (3) BB+ 1,909,811
930 Edison International 5.375% N/A (3) BB+ 857,767
1,460 Electricite de France SA, 144A 5.250% N/A (3) BBB- 1,445,400
6,300 Emera Inc (5) 6.750% 6/15/76 BB+ 6,386,625
1,870 Southern Co/The 4.000% 1/15/51 BBB- 1,776,799
Total Electric Utilities 14,096,803
Food Products - 5.0% (3.2% of Total Investments)
2,250 Dairy Farmers of America Inc, 144A 7.125% N/A (3) BB+ 2,205,000
2,240 Land O' Lakes Inc, 144A 7.250% N/A (3) BB 2,335,200
7,223 Land O' Lakes Inc, 144A 7.000% N/A (3) BB 7,334,957
12,550 Land O' Lakes Inc, 144A (4) 8.000% N/A (3) BB 13,146,125
Total Food Products 25,021,282
Independent Power Producers & Energy Traders - 1.1% (0.7% of Total Investments)
1,240 AES Andes SA, 144A 7.125% 3/26/79 BB 1,202,812
2,550 AES Andes SA, 144A (5) 6.350% 10/07/79 BB 2,448,026
675 Vistra Corp, 144A 8.000% N/A (3) Ba3 679,219
1,095 Vistra Corp, 144A 7.000% N/A (3) Ba3 1,064,887
Total Independent Power Producers & Energy Traders 5,394,944
Industrial Conglomerates - 1.6% (1.0% of Total Investments)
8,392 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (4),(6)
4.156% N/A (3) BBB- 7,929,349
Total Industrial Conglomerates 7,929,349

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Insurance - 14.9% (9.4% of Total Investments)
$ 1,505 Aegon NV 5.500% 4/11/48 Baa1 $ 1,541,286
1,447 American International Group Inc (5) 5.750% 4/01/48 BBB- 1,399,307
8,580 Assurant Inc (5) 7.000% 3/27/48 BB+ 8,858,507
10,595 Assured Guaranty Municipal Holdings Inc, 144A (4),(5) 6.400% 12/15/66 BBB+ 10,716,843
2,320 AXIS Specialty Finance LLC (5) 4.900% 1/15/40 BBB 2,157,600
1,505 Enstar Finance LLC (5) 5.500% 1/15/42 BB+ 1,399,650
1,540 Enstar Finance LLC (5) 5.750% 9/01/40 BB+ 1,514,766
1,375 Legal & General Group PLC 5.250% 3/21/47 A3 1,373,281
4,755 Markel Corp (4) 6.000% N/A (3) BBB- 4,861,988
3,440 MetLife Inc, 144A 9.250% 4/08/38 BBB 4,250,541
1,850 MetLife Inc 3.850% N/A (3) BBB 1,761,755
1,270 MetLife Inc (5) 5.875% N/A (3) BBB 1,255,858
2,335 PartnerRe Finance B LLC (5) 4.500% 10/01/50 Baa1 2,183,225
4,734 Provident Financing Trust I (4) 7.405% 3/15/38 BB+ 5,402,677
1,105 Prudential Financial Inc (5) 5.125% 3/01/52 BBB+ 1,074,612
700 Prudential Financial Inc 3.700% 10/01/50 BBB+ 613,039
8,495 QBE Insurance Group Ltd, 144A (4) 7.500% 11/24/43 Baa1 8,824,414
1,135 QBE Insurance Group Ltd 6.750% 12/02/44 BBB 1,172,954
2,770 QBE Insurance Group Ltd, 144A 5.875% N/A (3) Baa2 2,783,850
2,600 SBL Holdings Inc, 144A 6.500% N/A (3) BB 2,281,500
10,005 SBL Holdings Inc, 144A 7.000% N/A (3) BB 8,979,488
Total Insurance 74,407,141
Media - 0.3% (0.2% of Total Investments)
1,660 Paramount Global 6.375% 3/30/62 Baa3 1,608,814
Total Media 1,608,814
Multi-Utilities - 2.8% (1.8% of Total Investments)
1,975 Algonquin Power & Utilities Corp (5) 4.750% 1/18/82 BB+ 1,806,078
6,005 CenterPoint Energy Inc (4) 6.125% N/A (3) BBB- 5,778,131
570 CMS Energy Corp 4.750% 6/01/50 BBB- 547,200
1,215 NiSource Inc 5.650% N/A (3) BBB- 1,172,475
2,785 Sempra Energy 4.125% 4/01/52 BBB- 2,447,463
2,365 Sempra Energy 4.875% N/A (3) BBB- 2,329,525
Total Multi-Utilities 14,080,872
Oil, Gas & Consumable Fuels - 2.5% (1.6% of Total Investments)
1,245 Enbridge Inc 5.500% 7/15/77 BBB- 1,192,600
1,440 Enbridge Inc 6.000% 1/15/77 BBB- 1,446,583
3,520 Enbridge Inc (5) 5.750% 7/15/80 BBB- 3,493,600
1,590 Energy Transfer LP 6.500% N/A (3) BB 1,510,675
1,620 MPLX LP (5) 6.875% N/A (3) BB+ 1,585,980
1,320 Transcanada Trust 5.500% 9/15/79 BBB 1,270,500
1,990 Transcanada Trust 5.600% 3/07/82 BBB 1,925,325
Total Oil, Gas & Consumable Fuels 12,425,263
Trading Companies & Distributors - 3.8% (2.4% of Total Investments)
7,045 AerCap Global Aviation Trust, 144A (5) 6.500% 6/15/45 BB+ 6,833,650
2,915 AerCap Holdings NV 5.875% 10/10/79 BB+ 2,732,813
2,045 Air Lease Corp 4.650% N/A (3) BB+ 1,840,500
1,855 ILFC E-Capital Trust I, 144A (5) 4.050% 12/21/65 B+ 1,446,900
7,902 ILFC E-Capital Trust I, 144A (5) 4.300% 12/21/65 BB+ 6,321,600
Total Trading Companies & Distributors 19,175,463
U.S. Agency - 0.7% (0.4% of Total Investments)
2,270 Farm Credit Bank of Texas, 144A 5.700% N/A (3) Baa1 2,360,800
1,180 Farm Credit Bank of Texas, 144A 6.200% N/A (3) BBB+ 1,239,000
Total U.S. Agency 3,599,800

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPI
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Wireless Telecommunication Services - 0.7% (0.4% of Total Investments)
$ 3,180 Vodafone Group PLC 7.000% 4/04/79 BB+ $ 3,358,175
Total Wireless Telecommunication Services 3,358,175
Total $1,000 Par (or similar) Institutional Preferred (cost $387,433,510) 379,667,803
Principal
Amount (000) Description (1) ,(7) Coupon Maturity Ratings (2) Value
X 259,005,938 CONTINGENT CAPITAL SECURITIES - 52.0% (32.8% of Total Investments)
X 259,005,938
Banks - 38.4% (24.3% of Total Investments)
$ 1,970 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (3) Baa2 $ 2,063,575
3,570 Banco Bilbao Vizcaya Argentaria SA (5) 6.125% N/A (3) Ba2 3,315,637
5,600 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (3) Ba2 5,425,000
2,930 Banco Mercantil del Norte SA/Grand Cayman, 144A (5) 7.625% N/A (3) Ba2 2,900,700
1,300 Banco Mercantil del Norte SA/Grand Cayman, 144A (5) 7.500% N/A (3) Ba2 1,246,115
5,200 Banco Santander SA (5) 7.500% N/A (3) Ba1 5,235,880
4,660 Banco Santander SA 4.750% N/A (3) Ba1 4,116,266
1,150 Barclays PLC 4.375% N/A (3) BBB- 958,813
6,095 Barclays PLC (4) 6.125% N/A (3) BBB- 5,976,879
8,350 Barclays PLC (5) 7.750% N/A (3) BBB- 8,423,062
8,250 Barclays PLC (5) 8.000% N/A (3) BBB- 8,502,656
950 BNP Paribas SA, 144A 7.000% N/A (3) BBB 978,500
7,615 BNP Paribas SA, 144A 7.375% N/A (3) BBB 7,926,530
7,610 BNP Paribas SA, 144A 6.625% N/A (3) BBB 7,665,846
6,979 Credit Agricole SA, 144A 8.125% N/A (3) BBB 7,502,425
4,435 Credit Agricole SA, 144A 7.875% N/A (3) BBB 4,545,875
4,765 Credit Suisse Group AG, 144A 5.250% N/A (3) BB+ 4,187,244
1,725 Danske Bank A/S 4.375% N/A (3) BBB- 1,556,813
1,700 Danske Bank A/S 6.125% N/A (3) BBB- 1,678,750
1,500 Danske Bank A/S 7.000% N/A (3) BBB- 1,490,268
14,356 HSBC Holdings PLC 6.375% N/A (3) BBB 14,417,444
11,100 HSBC Holdings PLC (4) 6.000% N/A (3) BBB 10,656,000
3,655 HSBC Holdings PLC 6.375% N/A (3) BBB 3,642,207
4,850 ING Groep NV 5.750% N/A (3) BBB 4,656,000
4,270 ING Groep NV 6.500% N/A (3) BBB 4,259,325
6,740 ING Groep NV, Reg S (5) 6.750% N/A (3) BBB 6,773,700
2,139 Intesa Sanpaolo SpA, 144A (5) 7.700% N/A (3) BB- 2,155,042
10,645 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 10,857,900
6,550 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 6,730,780
3,050 Macquarie Bank Ltd/London, 144A 6.125% N/A (3) BB+ 2,937,150
5,255 NatWest Group PLC (4) 6.000% N/A (3) BBB- 5,179,065
6,950 NatWest Group PLC (5) 8.000% N/A (3) BBB- 7,314,875
3,735 Nordea Bank Abp, 144A 6.625% N/A (3) BBB+ 3,781,688
6,163 Societe Generale SA, 144A (4) 7.875% N/A (3) BB+ 6,307,248
1,820 Societe Generale SA, 144A 8.000% N/A (3) BB 1,896,986
2,635 Societe Generale SA, 144A (5) 4.750% N/A (3) BB+ 2,336,282
1,928 Societe Generale SA, 144A (5) 6.750% N/A (3) BB 1,838,861
3,325 Standard Chartered PLC, 144A 4.300% N/A (3) BBB- 2,751,437
1,875 Standard Chartered PLC, 144A 7.750% N/A (3) BBB- 1,922,381
2,480 Standard Chartered PLC, 144A 6.000% N/A (3) BBB- 2,464,500
2,735 UniCredit SpA, Reg S (5) 8.000% N/A (3) BB- 2,756,087
192,610 Total Banks 191,331,792
Capital Markets - 13.6% (8.5% of Total Investments)
8,175 Credit Suisse Group AG, 144A (5) 7.500% N/A (3) BB+ 8,095,703
3,632 Credit Suisse Group AG, 144A 7.500% N/A (3) BB+ 3,634,506
9,496 Credit Suisse Group AG, 144A (4),(5) 7.250% N/A (3) BB+ 9,260,499
1,955 Credit Suisse Group AG, 144A (5) 6.375% N/A (3) BB+ 1,840,417
12,995 Deutsche Bank AG (5) 6.000% N/A (3) BB- 12,085,350

Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
Capital Markets (continued)
$ 7,840 UBS Group AG, 144A (4),(5) 7.000% N/A (3) BBB $ 7,967,400
8,637 UBS Group AG 7.000% N/A (3) BBB 8,799,116
9,405 UBS Group AG (5) 6.875% N/A (3) BBB 9,522,563
1,525 UBS Group AG 5.125% N/A (3) BBB 1,464,000
1,595 UBS Group AG, 144A 4.875% N/A (3) BBB 1,459,425
4,085 UBS Group AG, 144A 3.875% N/A (3) BBB 3,545,167
69,340 Total Capital Markets 67,674,146
Total Contingent Capital Securities (cost $269,212,497) 259,005,938
Shares Description (1) Coupon Ratings (2) Value
X 145,734,377 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 29.2% (18.5% of Total Investments)
X 145,734,377
Banks - 8.9% (5.6% of Total Investments)
49,700 Bank of America Corp (5) 4.375% BBB+ $ 913,486
62,728 CoBank ACB (4),(8) 6.200% BBB+ 6,523,712
99,200 CoBank ACB (4),(8) 6.250% BBB+ 9,969,600
111,200 Farm Credit Bank of Texas (4),(5),(8) 6.750% Baa1 11,481,400
98,863 Fifth Third Bancorp 6.625% Baa3 2,559,563
25,900 KeyCorp 6.125% Baa3 691,789
120,200 Regions Financial Corp 6.375% Baa3 3,089,140
57,838 Regions Financial Corp 5.700% Baa3 1,402,571
82,853 Synovus Financial Corp 5.875% BB- 2,118,551
61,900 Truist Financial Corp (5) 4.750% Baa2 1,257,189
64,600 Wells Fargo & Co 4.750% Baa2 1,256,470
43,000 Western Alliance Bancorp 4.250% Ba1 944,710
86,389 Wintrust Financial Corp 6.875% BB 2,297,084
Total Banks 44,505,265
Capital Markets - 2.7% (1.7% of Total Investments)
31,549 Goldman Sachs Group Inc/The 5.500% BB+ 802,607
103,476 Morgan Stanley 6.875% Baa3 2,690,376
196,300 Morgan Stanley (4) 5.850% Baa3 4,952,649
101,372 Morgan Stanley 7.125% Baa3 2,648,850
93,300 Morgan Stanley 6.375% Baa3 2,428,599
Total Capital Markets 13,523,081
Consumer Finance - 0.3% (0.2% of Total Investments)
66,500 Synchrony Financial 5.625% BB- 1,375,220
Total Consumer Finance 1,375,220
Diversified Financial Services - 2.9% (1.8% of Total Investments)
69,700 AgriBank FCB (8) 6.875% BBB+ 7,283,650
105,500 Equitable Holdings Inc (5) 5.250% BBB- 2,295,680
190,535 Voya Financial Inc (4) 5.350% BBB- 4,696,688
Total Diversified Financial Services 14,276,018
Diversified Telecommunication Services - 0.2% (0.1% of Total Investments)
49,500 AT&T Inc (5) 4.750% BBB- 960,795
Total Diversified Telecommunication Services 960,795
Food Products - 2.6% (1.7% of Total Investments)
177,210 CHS Inc 6.750% N/R 4,692,521
180,029 CHS Inc (4) 7.100% N/R 4,761,767
61,800 CHS Inc 7.875% N/R 1,696,410
20,500 Dairy Farmers of America Inc (8),(9) 7.875% BB+ 2,065,375
Total Food Products 13,216,073

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPI
Shares   Description (1) Coupon Ratings (2) Value
Insurance - 7.6% (4.8% of Total Investments)
122,300 American Equity Investment Life Holding Co 6.625% BB $ 3,166,347
256,300 American Equity Investment Life Holding Co 5.950% BB 6,328,047
62,000 Aspen Insurance Holdings Ltd 5.625% BB+ 1,443,980
231,598 Aspen Insurance Holdings Ltd (4) 5.950% BB+ 5,671,835
45,000 Assurant Inc 5.250% BB+ 983,700
120,000 Athene Holding Ltd 6.375% BBB 3,165,600
159,300 Athene Holding Ltd (5) 6.350% BBB 4,054,185
59,400 Delphi Financial Group Inc (5),(8),(9) 3.696% BBB 1,217,700
123,400 Enstar Group Ltd (5) 7.000% BB+ 3,171,380
200,629 Maiden Holdings North America Ltd (5) 7.750% N/R 4,092,832
146,800 Reinsurance Group of America Inc (4),(5) 5.750% BBB+ 3,796,248
43,200 Selective Insurance Group Inc 4.600% BBB- 834,624
Total Insurance 37,926,478
Oil, Gas & Consumable Fuels - 2.1% (1.4% of Total Investments)
33,200 Energy Transfer LP 7.600% BB 803,440
139,235 NuStar Energy LP (5) 7.625% B2 2,987,983
157,103 NuStar Energy LP (4) 7.592% B2 3,770,472
121,018 NuStar Logistics LP (5) 8.020% B 3,060,545
Total Oil, Gas & Consumable Fuels 10,622,440
Thrifts & Mortgage Finance - 1.3% (0.8% of Total Investments)
70,669 Federal Agricultural Mortgage Corp 6.000% N/R 1,858,594
179,115 New York Community Bancorp Inc (5) 6.375% Ba2 4,606,838
Total Thrifts & Mortgage Finance 6,465,432
Trading Companies & Distributors - 0.6% (0.4% of Total Investments)
114,543 Air Lease Corp (5) 6.150% BB+ 2,863,575
Total Trading Companies & Distributors 2,863,575
Total $25 Par (or similar) Retail Preferred (cost $147,419,521) 145,734,377
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 3,542,466 CORPORATE BONDS - 0.7% (0.5% of Total Investments)
X 3,542,466
Banks - 0.2% (0.2% of Total Investments)
$ 1,085 Commerzbank AG, 144A (5) 8.125% 9/19/23 Baa3 $ 1,129,266
Insurance - 0.5% (0.3% of Total Investments)
2,400 Fidelis Insurance Holdings Ltd, 144A (5) 6.625% 4/01/41 BB+ 2,413,200
$ 3,485 Total Corporate Bonds (cost $3,485,000) 3,542,466
Total Long-Term Investments (cost $807,550,528) 787,950,584
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.2% (0.1% of Total Investments)
X 809,557 REPURCHASE AGREEMENTS - 0.2% (0.1% of Total Investments)
X 809,557
$ 810 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/30/22, repurchase price $809,557,
collateralized by $960,700, U.S. Treasury Government
Bond, 2.250%, due 8/15/46,
value $825,832
0.000% 5/02/22 $ 809,557
Total Short-Term Investments (cost $809,557) 809,557
Total Investments (cost $ 808,360,085 ) - 158 .2% 788,760,141
Borrowings - (46.3)% (10),(11) (231,000,000)
Reverse Repurchase Agreements, including accrued interest - (13.0)%(12) (64,903,789)
Other Assets Less Liabilities - 1.1% (13) 5,844,556
Net Assets Applicable to Common Shares - 100% $ 498,700,908

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index FixedRate
Fixed Rate
Payment
Frequency
Effective
Date Optional
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley Capital
Services, LLC $ 112,000,000 Receive
1-Month
LIBOR 1.928% Monthly 6/01/18 7/01/25 3/01/24 $ 136,504 $ 136,504
Morgan Stanley Capital
Services, LLC 45,000,000 Receive
1-Month
LIBOR 2.333% Monthly 6/01/18 7/01/25 7/01/24 114,410 114,411
Total unrealized appreciation on interest rate swaps $ 250,915
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 379,667,803 $ – $ 379,667,803
Contingent Capital Securities – 259,005,938 – 259,005,938
$25 Par (or similar) Retail Preferred 107,192,940 38,541,437 – 145,734,377
Corporate Bonds – 3,542,466 – 3,542,466
Short-Term Investments:
Repurchase Agreements – 809,557 – 809,557
Investments in Derivatives:
Interest Rate Swaps* – 250,915 – 250,915
Total
$ 107,192,940 $ 681,818,116 $ – $ 789,011,056
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$182,524,183.

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPI
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $152,133,714 have been pledged as collateral for reverse repurchase agreements.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) For fair value measurement disclosure purposes, investment classified as Level 2.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Borrowings as a percentage of Total investments is 29.3%.
(11) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $537,128,377 have been pledged as collateral for borrowings.
(12) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 8.2%.
(13) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.